Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) plan item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Net defined benefit
Net defined benefit balance	€ 4,332	€ 992
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(22,704)	(23,501)	€ (24,780)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	27,128	25,688	26,297
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (92)	(1,195)	(1,030)
United States.
Net defined benefit
Number of defined benefit plans | plan	2
Number of unions with continuing coverage | item	2
Net defined benefit balance	€ 4,839	1,824
United States. | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(16,907)	(17,379)
United States. | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	21,746	20,328
United States. | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance		(1,125)
United States Pension benefits
Net defined benefit
Net defined benefit balance	6,095	3,404
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(14,892)	(15,340)	(16,449)
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	20,987	19,869	20,560
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance		(1,125)	(975)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,256)	(1,580)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,015)	(2,039)	(2,325)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	€ 759	459	€ 464
Germany.
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (1,335)	(1,603)
Germany. | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,630)	(2,847)
Germany. | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	1,295	1,244
United Kingdom
Net defined benefit
Net defined benefit balance	417	485
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,235)	(1,231)
United Kingdom | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	1,652	1,716
Other Countries
Net defined benefit
Net defined benefit balance	411	286
Other Countries | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,932)	(2,044)
Other Countries | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	2,435	2,400
Other Countries | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (92)	€ (70)